                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


                               [GRAPHIC OMITTED]

FIXED INCOME

Semiannual Report
[GRAPHIC OMITTED]
2002

DELAWARE
Tax-Free Florida Fund

DELAWARE
Tax-Free Florida Insured Fund

DELAWARE
Tax-Free New York Fund











[GRAPHIC OMITTED] POWERED BY RESEARCH.(SM)

A Commitment
       to Our Investors

Experience

o Our seasoned investment professionals average 12 years experience, bringing a wealth of knowledge and expertise to our management team.

o We trace our origins to 1929 and opened our first mutual fund in 1938. Over the past 73 years, we have weathered a wide range of economic and market environments.

Performance

o   We strive to deliver consistently good performance in all asset classes.

o We believe that hiring the best and the brightest in the industry, conducting fundamental research, and working in a disciplined investment process are essential to quality investment management.

Service

o   We are committed to providing the highest standards of client service.

o You can count on quick and courteous service, easy access to information about your accounts, and hassle-free transaction processing.

o We make our funds available through financial advisors who can offer you individualized attention and valuable investment advice.

Diversification

o Our comprehensive family of funds gives you the opportunity to diversify your portfolio effectively.

o We offer mutual funds in virtually every asset class from domestic equity and fixed income to international securities.

Our commitments have earned us the confidence of discriminating institutional and individual investors. Delaware Management Company and its affiliates managed approximately $85 billion in assets as of March 31, 2002.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.
Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(c)Delaware Distributors, L.P.

Table
  of Contents

Letter to Shareholders                               1

Portfolio Management Review                          3

New at Delaware                                      5

Performance Summary

  Delaware Tax-Free Florida Fund                     6

  Delaware Tax-Free Florida Insured Fund             7

  Delaware Tax-Free New York Fund                    8

Financial Statements:

  Statements of Net Assets                           9

  Statements of Operations                          16

  Statements of Changes in Net Assets               17

  Financial Highlights                              18

  Notes to Financial Statements                     27

Letter                                                            March 12, 2002
   to Shareholders

Recap of Events
The six months ended February 28, 2002 formed a complex period for investors in fixed-income securities. Throughout the period, yield and price swings on bonds were unusually wide, as investors grappled with an extremely varied set of economic forecasts. September 11 and its aftermath also generated concerns about bond credit quality - especially among corporate issuers - leading to increased volatility throughout the fixed-income marketplace.

Amid these concerns, municipal bond credit ratings generally held up well compared to those of other fixed-income investments. According to credit ratings agency Standard & Poor's, 211 corporate bond issuers defaulted on a record $115.4 billion of debt during 2001. Yet aside from several city agency bonds and airport bonds in New York that were directly affected by the events of September 11, municipal bond credit remained relatively unaffected throughout much of the recent recession.

Volatility was relatively muted among municipals during the period. An increase of greater than 35% in municipal supply during 2001 helped keep municipal yields from swinging as widely as those in some other fixed-income asset classes (Source: Salomon Smith Barney). The fact that demand in the municipal markets is generated largely by individual investors also may have helped keep yields relatively stable. Demand from individual investors is known to drop off as yields fall across the fixed-income markets, and vice versa. This tends to create a stabilizing force on yields in the individual investor-dominated municipal markets.

Despite a growing consensus that the recession may now be ending, other concerns have recently stifled confidence regarding an end to the broader, global economic slowdown. With news of accounting irregularities dominating business headlines, many investors showed concern that similar problems could affect other large issuers as well. As the second half of the fiscal year begins for your fund, the strength of any U.S. economic recovery is a burning issue for the fixed-income markets in general.

"A full six months after the tragic events of September 11, we now have a clearer picture of that day's impact on the U.S. economy and our capital markets."

Both of Delaware Investments' tax-free funds for Florida outperformed their Lipper peer groups during the six-month period ended February 28, 2002. Delaware Tax-Free New York Fund was competitive with its peers, trailing the peer group average by 5 hundredths of a percentage point. On the pages that follow, portfolio managers Mitchell L. Conery and Patrick P. Coyne discuss performance for the individual funds, and their outlook for the remainder of the year in the municipal bond market.

 Total Return
 For the period ended February 28, 2002                              Six Months

Delaware Tax-Free Florida Fund -- Class A Shares                       +1.73%
Lipper Florida Municipal Debt Funds Average (60 funds)                 +1.14%
Delaware Tax-Free Florida Insured Fund -- Class A Shares               +1.63%
Lipper Florida Insured Municipal Debt Funds Average (13 funds)         +1.26%
Delaware Tax-Free New York Fund -- Class A Shares                      +0.82%
Lipper New York Municipal Debt Funds Average (105 funds)               +0.87%
Lehman Brothers Municipal Bond Index                                   +1.99%
Lehman Brothers Insured Municipal Bond Index                           +1.98%
--------------------------------------------------------------------------------
All performance shown above is at net asset value without the effect of sales charges and assumes reinvestment of all distributions. Performance information for all Fund classes can be found on pages 6 through 8. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds.
The Lehman Brothers Insured Municipal Bond Index is an unmanaged index that generally tracks the performance of insured municipal bonds. The Lipper categories represent the average return of a peer group of municipal bond funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.). You cannot invest directly in an index.
Past performance is not a guarantee of future results.

Unlike U.S. Treasuries, the U.S. government does not guarantee the payment of principal and interest on municipal bonds.

Market Outlook

A full six months after the tragic events of September 11, we now have a clearer picture of that day's impact on the U.S. economy and our capital markets. September 11 clearly prolonged a year-long economic slide, but also became a catalyst for recovery, as the economy obviously reached bottom sometime during the fall and winter and now appears to be rebounding somewhat more strongly than expected.

Longer municipal bond yields are currently offering significant premiums, allowing investors to pick up yield as they extend their maturity. Given this fact, and the current low interest rate environment, we think Delaware Investments' tax-free funds are currently an attractive fixed-income investment vehicle. The after-tax yield on cash equivalents such as taxable and tax-exempt money market funds and bank CDs continued to plummet during the six-month period covered in this report. As a result, we believe that many investors in moderate to high tax brackets would do well to consider municipals. For more information on whether one of Delaware Investments' tax-free funds is suitable for you, please contact your financial advisor. Unlike Delaware tax-free funds, money market funds seek to maintain a stable share price. Return and share value for Delaware tax-free funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Also unlike Delaware tax-free funds, certificates of deposit are FDIC-insured and U.S. Treasuries are backed by the full faith and credit of the U.S. government.

As we look to a brighter future, Delaware Investments remains committed to growing its service-oriented approach, and meeting shareholders' ever-changing needs. As a result, we recently debuted Delaware eDelivery, which allows you to receive your fund materials, including these reports, electronically instead of via U.S. mail. At Delaware, we take pride in our award-winning service, and we hope you enjoy this new feature, which we are offering in response to shareholder requests.

Sincerely,


/s/ Charles E. Haldeman, Jr.
----------------------------------
Charles E. Haldeman, Jr.
Chairman,
Delaware Investments Family of Funds


/s/ David K. Downes
----------------------------------
David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds

Portfolio                                                         March 12, 2002
  Management Review

Fund Managers
Mitchell L. Conery
Senior Portfolio Manager
Patrick P. Coyne
Senior Portfolio Manager

The Funds' Results
Bonds and bond funds generally enjoyed strong performance in the six months ended February 28, 2002. In a contracting economy, many investors turned away from equities, particularly as significant numbers of companies issued downward earnings revisions or endured earnings disappointments.

Municipal credit levels remained high relative to corporate bonds, and ratings agencies upgraded many more municipal bonds than they downgraded. This differed from the credit picture in the corporate bond market, where more bonds were downgraded than upgraded.

During the period, the municipal yield curve steepened, meaning that longer-maturity municipal bonds often showed yields that offered a significant premium over shorter bonds. We were attracted to these higher yields found on longer maturities, while bearing in mind our overall yield-based orientation.

The six-month period was characterized by strong demand for municipal bonds and ample supply to meet that demand. Total municipal bond issuance in 2001 reached a record $342.6 billion, up 42% over the previous year's total, according to the Bond Market Association.

The supply of new debt was up more than 31% in Florida and 13% in New York. Like other states that rely on tourism for a significant part of their revenues, the state economies of Florida and New York were hurt by the events of September 11. Travel of all kinds dropped in the wake of terrorist attacks, and though travel had picked up by period end, it had not yet fully recovered. We expect, however, that travel revenues will improve further during the remainder of 2002, provided there are no more adverse events. New York and Florida were also affected by the overall U.S. economic recession, and New York City of course endured various other forms of direct economic harm from the World Trade Center attacks.

Even so, we found issues that in our opinion were good values and added to fund performance. Puerto Rico, typically a cyclical issuer, issued a number of general obligation and revenue bonds, mainly for capital improvement projects. We believed that these were offered at good values, and so generally increased our positions. We also increased our holdings in hospital bonds with two of the funds, as we were encouraged that hospitals are increasingly hiring business managers and running their business operations more professionally. We believe that hospitals have made the best of Medicare and Medicaid rule changes, and that these rules are likely to be relaxed in the future.

For most of the period, investors generally took part in a "flight to quality," avoiding riskier securities and opting instead for higher-quality investment opportunities. Municipal bond funds benefited greatly from this sentiment. According to the Investment Company Institute, investors bought more than $11.5 billion of municipal bond funds in 2001, after having sold $14 billion worth of municipal bond funds in 2000.

As of February 28, 2002, the national average yield on the 30-year AAA-rated municipal bond was 5.03%. By comparison, the 30-year Treasury bond yielded 5.42%. As always, we closely monitored each fund's duration, an indicator of a bond or bond fund's sensitivity to changes in interest rates. The longer the duration, the more sensitive a bond or bond fund is to changes in interest rates.

Delaware Tax-Free Florida Fund
During the six-month period ended February 28, 2002, the Fund returned +1.73% (Class A shares at net asset value with distributions reinvested), outperforming the +1.14% gain made by the Lipper Florida Municipal Debt Funds Average for the same period.

During the period, the Fund's exposure to hospital bonds increased to 26.5% of net assets based on our belief that hospital business management is improving. We made a relative-value trade of a particular water and sewer bond, which resulted in a lesser allocation to the water and sewer sector by period end. The Fund's allocation to higher education bonds was also lightened based on the sale of one particular bond issue we believed could prove problematic.

Our duration has stayed at 6.3 years throughout the six-month period. Going forward, we may move our duration toward the end of the yield curve slightly, in an effort to take advantage of the higher yields present there.

Delaware Tax-Free Florida Insured Fund
During the six-month period ended February 28, 2002, the Fund returned 1.63% (Class A shares at net asset value with distributions reinvested), outperforming the 1.26% gain of the Lipper Florida Insured Municipal Debt Funds Average for the same period.

We substantially extended duration, from 6.9 to 7.6 years. Our duration had been generally shorter than that of our peer group. Our goal continues to be consistent performance and protection from interest rate exposure for our investors.

We also increased our position in hospitals from 19.9% to 26.4%. We believe this boosted our yield and was a good move during this six-month period, when uninsured hospital bonds outperformed the market and compressed the yield curve for insured hospital bonds as well.

Delaware Tax-Free New York Fund
During the six months ended February 28, 2002, the Fund returned +0.82% (Class A shares at net asset value with distributions reinvested), compared to the +0.87% gain made by the Lipper New York Municipal Debt Funds Average during the same period.

Our five basis-points underperformance of the New York peer group may have reflected our exposure to airline and airport bonds, which suffered in the wake of September 11. We are optimistic that these bonds' standing will generally improve if the airline industry and New York City itself recovers from the events of September 11. The public is already seeming to regain its confidence in air travel, and signs indicate that the U.S. economy is improving.

We also believe New York City's current plans for large capital projects bode well for the local economy, and that city debt enjoys the possibility of a credit upgrade from the ratings agency Moody's Investor Service.

Fund performance during the period was aided by our purchase of bonds issued in Puerto Rico, many of which we believe were well priced.

We increased duration substantially, from 6.7 years in August to 8.9 years at the end of February. We did this in part because the Fund had previously been short versus its peer groups and, in addition, a number of New York bonds in the portfolio were pre-refunded. Our longer approach to duration was intended to dilute the forfeiture of yield that occasioned these pre-refunds.

Outlook
Recent data suggests that the economy may continue to pick up strength. The stronger the economy gets, the more likely that the Federal Reserve will increase interest rates from its current near-historic lows. Such a situation would place negative pressure on the municipal bond market -- especially with respect to short-term municipals, which move in the opposite direction of interest rates.

There are some positive signs for the municipal bond market as well. First, we see no signs of inflation on the horizon. Second, we believe that any economic recovery may be somewhat muted, which would suggest that long-term interest rates may remain low. This would be favorable for longer-maturity municipal investments. To prepare the portfolio for both the short and long term, therefore, we plan to continue managing the funds using a barbell strategy--combining high-yielding, shorter-maturity municipal bonds with longer-maturity bonds that we believe may offer ongoing value for investors.

New
  at Delaware

--------------------------------------------------------------------------------
Simplify your life. Sign up for Delaware's new eDelivery!

No more hunting for lost documents or misplaced items in your filing cabinet. Delaware Investments helps you get organized with Delaware eDelivery. Online account access users can now receive fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure environment at any time, from anywhere.

To sign up for Delaware eDelivery:

1. Go to www.delawareinvestments.com/edelivery

2. Follow the directions to register.

Take control with Delaware eDelivery!

If you have questions or need more information, call our Shareholder Service Center at 800 523-1918 from 8:00 a.m. to 8:00 p.m. Eastern Time, Monday through Friday.

                                                               [GRAPHIC OMITTED]

                                                            DELAWARE
                                                            e:delivery
                                                            ONLINE, ALL THE TIME
--------------------------------------------------------------------------------

Delaware
  Tax-Free Florida Fund

Fund Basics
As of February 28, 2002
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks as high a level of current income exempt from federal income tax and from Florida personal income tax as is consistent with preservation of capital.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$15.56 million
--------------------------------------------------------------------------------
Number of Holdings:
36
--------------------------------------------------------------------------------
Fund Start Date:
March 2, 1995
--------------------------------------------------------------------------------
Your Fund Managers:
Mitchell L. Conery received a bachelor's degree from Boston University and an MBA in finance from the State University of New York at Albany. Prior to joining Delaware Investments in 1997, he served as a municipal bond investment officer with the Travelers Group. Before that, he held positions at CS First Boston Corporation, MBIA Corporation, Thomson McKinnon Securities, Ovest Financial Services, and Merrill Lynch.

Patrick P. Coyne received a bachelor's degree from Harvard University and an MBA in finance from the University of Pennsylvania's Wharton School. He began his career with Kidder, Peabody & Co., where he managed the firm's trading desk for four years. He joined Delaware Investments' fixed-income department in 1990.
--------------------------------------------------------------------------------
Nasdaq Symbols: Class A DVFAX Class B DVFBX Class C DVFCX

Fund Performance
Average Annual Total Returns
Through February 28, 2002           Lifetime  Five Years      One Year
--------------------------------------------------------------------------------
Class A (Est. 3/2/95)
Excluding Sales Charge               +6.55%     +5.72%         +6.25%
Including Sales Charge               +5.97%     +4.92%         +2.23%
--------------------------------------------------------------------------------
Class B (Est. 9/15/95)
Excluding Sales Charge               +5.38%     +4.99%         +5.45%
Including Sales Charge               +5.38%     +4.66%         +1.45%
--------------------------------------------------------------------------------
Class C (Est. 4/22/95)
Excluding Sales Charge               +5.49%     +4.97%         +5.46%
Including Sales Charge               +5.49%     +4.97%         +4.46%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 3.75% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Florida Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Delaware
  Tax-Free Florida Insured Fund

Fund Basics
As of February 28, 2002
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks as high a level of current income exempt from federal income tax and from Florida personal income tax as is consistent with preservation of capital.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$112.40 million
--------------------------------------------------------------------------------
Number of Holdings:
49
--------------------------------------------------------------------------------
Fund Start Date:
January 1, 1992
--------------------------------------------------------------------------------
Your Fund Managers:
Mitchell L. Conery
Patrick P. Coyne
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A VFLIX
Class B DVDBX
Class C DVDCX

 Fund Performance
 Average Annual Total Returns
 Through February 28, 2002    Lifetime   10 Years   Five Years     One Year
 -------------------------------------------------------------------------------
 Class A (Est. 1/1/92)
 Excluding Sales Charge        +6.58%     +6.55%     +5.76%         +5.80%
 Including Sales Charge        +6.18%     +6.15%     +4.95%         +1.84%
 -------------------------------------------------------------------------------
 Class B (Est. 3/11/94)
 Excluding Sales Charge        +5.08%                +4.97%         +4.98%
 Including Sales Charge        +5.08%                +4.64%         +0.98%
 -------------------------------------------------------------------------------
 Class C (Est. 9/29/97)*
 Excluding Sales Charge        +4.34%                               +4.89%
 Including Sales Charge        +4.34%                               +3.89%
 -------------------------------------------------------------------------------

*Class C shares were sold and outstanding from September 29, 1997 until December
 18, 1997, when all of the outstanding Class C shares were redeemed. There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The performance for Class C shares during the period from December 19, 1997 through January 7, 1999 is based on the performance of Class B shares.

 Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

 The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 3.75% and have an annual distribution and service fee of 0.25%.

 Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

 Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

 An expense limitation was in effect for all classes of Delaware Tax-Free Florida Insured Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

 The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Delaware
  Tax-Free New York Fund

Fund Basics

As of February 28, 2002
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks as high a level of current income exempt from federal income tax and from New York state personal income tax as is consistent with preservation of capital.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$14.05 million
--------------------------------------------------------------------------------
Number of Holdings:
25
--------------------------------------------------------------------------------
Fund Start Date:
November 6, 1987
--------------------------------------------------------------------------------
Your Fund Managers:
Mitchell L. Conery
Patrick P. Coyne
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A FTNYX
Class B DVTNX
Class C DVFNX

Fund Performance
Average Annual Total Returns
Through February 28, 2002    Lifetime   10 Years   Five Years       One Year
--------------------------------------------------------------------------------
Class A (Est. 11/6/87)
Excluding Sales Charge        +6.57%     +5.58%      +4.81%         +6.20%
Including Sales Charge        +6.29%     +5.18%      +4.00%         +2.24%
--------------------------------------------------------------------------------
Class B (Est. 11/14/94)
Excluding Sales Charge        +4.74%                 +4.05%         +5.42%
Including Sales Charge        +4.74%                 +3.73%         +1.42%
--------------------------------------------------------------------------------
Class C (Est. 4/26/95)
Excluding Sales Charge        +4.06%                 +4.04%         +5.52%
Including Sales Charge        +4.06%                 +4.04%         +4.52%
--------------------------------------------------------------------------------
Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 3.75% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free New York Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Statements
  of Net Assets

                                                       Principal      Market
                                                        Amount        Value
Municipal Bonds - 97.47%
Continuing Care/Retirement Revenue Bonds - 1.70%
 Volusia County Health Facilities
   Authority (John Knox Village)
   Series A 6.00% 6/1/17 (Asset Gty)                  $  250,000    $  264,353
                                                                    ----------
                                                                       264,353
                                                                    ----------
Higher Education Revenue Bonds - 1.55%
 Florida Educational and Athletic
   Facilities Improvement Revenue
   (Florida State University Assistance)
   5.00% 10/1/31 (AMBAC)                                 250,000       241,198
                                                                    ----------
                                                                       241,198
                                                                    ----------
Hospital Revenue Bonds - 26.52%
 Escambia County Health Facilities
   Authority (VHA Program)
   5.95% 7/1/20 (AMBAC)                                  425,000       472,804
Highlands County Health Facilities
   Authority 6.00% 11/15/31                              500,000       505,610
Jacksonville, Florida Economic
   Development Commission
   Health Care Facilities Revenue
   (Mayo Clinic Jacksonville)
   Series B 5.50% 11/15/36                               500,000       504,025
Lee County Hospital Board
   (Lee Memorial Hospital)
   6.35% 3/26/20 (MBIA)                                  500,000       511,135
Leesburg Regional Medical Center
   Project Series A
   6.125% 7/1/12                                         100,000       103,631
North Miami Health Facilities Authority
   (Catholic Health Services)
   (LOC Suntrust Bank-Miami)
   6.00% 8/15/16                                         500,000       530,585
Palm Beach County, Florida
   Health Facilities Authority Revenue
   Refunding Hospital
   (Boca Ration Community Hospital)
   5.625% 12/1/31                                        500,000       494,960
South Broward Hospital District
   5.625% 5/1/32                                       1,000,000     1,006,509
                                                                    ----------
                                                                     4,129,259
                                                                    ----------
Housing Revenue Bonds - 9.59%
 Dade County Housing Finance Authority
   (Lincoln Fields Apartments Section 8)
   6.25% 7/1/24 (FHA)(MBIA)                              500,000       507,105
Duval Housing Finance Authority
   (St. Augustine Apartments)
   6.00% 3/1/21                                          300,000       306,126
Florida Housing Finance Agency
   (The Vineyards Project) Series H
   6.40% 11/1/15                                         500,000       510,409
                                                                    ----------

                                                  Delaware Tax-Free Florida Fund
                                                  February 28, 2002 (Unaudited)

                                                       Principal      Market
                                                        Amount        Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
 Florida Housing Finance Agency
   Homeowner Mortgage Series 1B
   6.00% 7/1/17 (FHA)                                 $  160,000    $  168,296
                                                                    ----------
                                                                     1,491,936
                                                                    ----------
Industrial Development Revenue Bonds - 1.17%
 Dunes, Florida Community Development
   District Revenue Refunding-
   Intracoastal Waterway Bridge
   (ITT Industries Corporation)
   5.50% 10/1/07                                         175,000       182,317
                                                                    ----------
                                                                       182,317
                                                                    ----------
Miscellaneous Revenue Bonds - 3.11%
 Florida Municipal Loan Council
   Revenue Series A
   4.75% 11/1/21 (MBIA)                                  500,000       484,125
                                                                    ----------
                                                                       484,125
                                                                    ----------
Other Revenue Bonds - 29.28%
 Dade County Special Obligation
   Series B 5.00% 10/1/35
   (AMBAC)                                               200,000       196,570
 Florida State Board of Education
   (Lottery Revenue) Series A
   6.00% 7/1/14 (FGIC)                                 1,000,000     1,132,199
 Lake Bernadette Community
   Development District Special
   Assessment Series A 8.00% 5/1/17                      245,000       259,053
Northern Palm Beach County
   Improvement District Special
   Assessment (Abacoa Water Control)
   7.20% 8/1/16                                          300,000       322,689
Orlando, Florida Special Assessment
   (Conroy Road Interchange)
   Series B 5.25% 5/1/05                                 180,000       180,533
Tampa Palms Community Development
   District (Richmond Place Project)
   7.50% 5/1/18                                          225,000       238,095
Tampa Utilities Tax Revenue Series A
   6.00% 10/1/17 (AMBAC)                               1,000,000     1,111,160
   6.125% 10/1/18 (AMBAC)                              1,000,000     1,117,100
                                                                    ----------
                                                                     4,557,399
                                                                    ----------
Ports & Harbors Revenue Bonds - 3.34%
 Jacksonville, Florida Port Authority
   5.70% 11/1/30 (AMT)(MBIA)                             500,000       519,145
                                                                    ----------
                                                                       519,145
                                                                    ----------
Power Authority Revenue Bonds - 4.57%
 Jacksonville, Florida Electric Authority
   Revenue Electric System
   Series 3-C 5.50% 10/1/30                              700,000       711,459
                                                                    ----------
                                                                       711,459
                                                                    ----------

Statements
  of Net Assets (continued)

                                                       Principal      Market
                                                        Amount        Value
 Municipal Bonds (continued)
*Pre-Refunded Bonds - 4.25%
   Pinellas County Educational Facilities
      Authority (Clearwater Christian
      College) Private Placement
      8.00% 2/1/11-06                                 $  300,000    $  347,703
   Volusia County, Florida Industrial
      Development Authority Mortgage
      Revenue (Bishops Glen Project
      Retirement Health Facilities)
      7.50% 11/1/16-06                                   270,000       313,300
                                                                    ----------
                                                                       661,003
                                                                    ----------
 Territorial Revenue Bonds - 4.89%
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series B 6.00% 7/1/26                              150,000       159,078
   Puerto Rico Commonwealth Refunding
      Public Improvement Series A
      5.50% 7/1/19 (MBIA)                                500,000       551,125
   Puerto Rico Electric Power Authority
      Revenue Series X 5.50% 7/1/25                       50,000        50,719
                                                                    ----------
                                                                       760,922
                                                                    ----------
 Transportation Revenue Bonds - 1.04%
   Florida State Mid-Bay Bridge Authority-
      Series D 6.125% 10/1/22                            160,000       161,861
                                                                    ----------
                                                                       161,861
                                                                    ----------
 Waste Disposal Revenue Bonds - 1.00%
   Jacksonville Sewer & Solid
      Waste Disposal Facilities Authority
      (Anheuser Busch Project)
      5.875% 2/1/36 (AMT)                                150,000       154,860
                                                                    ----------
                                                                       154,860
                                                                    ----------
 Water & Sewer Revenue Bonds - 5.46%
   Jacksonville Electric Authority Revenue
      Water & Sewer Systems Series A
      5.625% 10/1/37                                     500,000       504,290
   Tampa Bay Water Utility Systems Revenue
      Series B 5.00% 10/1/31 (FGIC)                      350,000       344,929
                                                                    ----------
                                                                       849,219
                                                                    ----------
 Total Municipal Bonds (cost $14,428,743)                           15,169,056
                                                                    ----------

                                                  Delaware Tax-Free Florida Fund

Total Market Value of Securities - 97.47%
  (cost $14,428,743)                                                $15,169,056
Receivables and Other Assets
  Net of Liabilities - 2.53%                                            394,210
                                                                    -----------
Net Assets Applicable to 1,440,633
  Shares Outstanding - 100.00%                                      $15,563,266
                                                                    -----------

Net Asset Value - Delaware Tax-Free
Florida Fund Class A ($10,449,963 / 967,824 Shares)                      $10.80
                                                                         ------
Net Asset Value - Delaware Tax-Free
Florida Fund Class B ($4,596,718 / 425,006 Shares)                       $10.82
                                                                         ------
Net Asset Value - Delaware Tax-Free
Florida Fund Class C ($516,585 / 47,803 Shares)                          $10.81
                                                                         ------

Components of Net Assets at February 28,
2002:
Shares of beneficial interest
  (unlimited authorization - no par)                                $15,655,175
Accumulated net realized loss on investments                           (832,222)
Net unrealized appreciation of investments                              740,313
                                                                    -----------
Total net assets                                                    $15,563,266
                                                                    -----------

* For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
Asset Gty - Insured by the Asset Guaranty Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price per Share -
Delaware Tax-Free Florida Fund
   Net asset value Class A (A)                                           $10.80
   Sales charge (3.75% of offering price,
   or 3.89% of amount invested per share)(B)                               0.42
                                                                         ------
   Offering price                                                        $11.22
                                                                         ------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements
  of Net Assets (continued)

                                                       Principal      Market
                                                         Amount       Value
Municipal Bonds - 103.54%
Airport Revenue Bonds - 2.84%
  Lee County Florida Airport Revenue
     5.75% 10/1/33 (FSA)                             $ 3,000,000     $ 3,191,490
                                                                     -----------
                                                                       3,191,490
                                                                     -----------
General Obligation Bonds - 4.85%
  Florida State Board of Education
     Capital Outlay Public Education
     Series B 4.50% 6/1/28 (MBIA)                      6,000,000       5,455,980
                                                                     -----------
                                                                       5,455,980
                                                                     -----------
Higher Education Revenue Bonds - 3.42%
  Broward County Florida Educational
     Facilities Authority (Nova
     Southeastern University Project)
     5.25% 4/1/27 (Asset Gty)                          1,000,000         985,000
  Dade County Florida Educational
     Facilities Authority
     (University of Miami)
     Series A 5.75% 4/1/29 (AMBAC)                     2,000,000       2,133,460
  Florida Educational and Athletic
     Facilities Improvement Revenue
     (Florida State University
     Assistance)
     5.00% 10/1/31 (AMBAC)                               750,000         723,593
                                                                     -----------
                                                                       3,842,053
                                                                     -----------
Highway Revenue Bonds - 3.06%
  Tampa-Hillsborough County
     Expressway Authority
     5.00% 7/1/35 (FGIC)                               3,500,000       3,434,585
                                                                     -----------
                                                                       3,434,585
                                                                     -----------
Hospital Revenue Bonds - 26.36%
  Escambia County Health Facilities
     Authority (VHA Program)
     5.95% 7/1/20 (AMBAC)                              4,500,000       5,006,160
  Highlands County Health Facilities
     Authority 6.00% 11/15/31                          1,000,000       1,011,220
  Indian River County Hospital
  District
     97-FS 6.10% 10/1/18 (FSA)                         3,000,000       3,246,540
  Jacksonville, Florida Economic
     Development Commission Health
     Care Facilities Revenue
     (Mayo Clinic Jacksonville)
     Series B 5.50% 11/15/36                           3,000,000       3,024,150
  Lee County Hospital Board
     (Lee Memorial Hospital)
     6.35% 3/26/20 (MBIA)                             10,000,000      10,222,699
  Palm Beach County,
     Florida Health Facilities
     Authority
     Revenue Refunding Hospital
     (Boca Ration Community Hospital)
     5.625% 12/1/31                                    2,000,000       1,979,840
  South Broward Hospital District
       5.625% 5/1/32                                   2,500,000       2,516,275

                                          Delaware Tax-Free Florida Insured Fund
                                                   February 28, 2002 (Unaudited)


                                                       Principal        Market
                                                         Amount         Value
Municipal Bonds (continued)
Hospital Revenue Bonds
(continued)
  Tallahassee Health Facilities
    (Tallahassee Memorial Regional
    Medical Center) Series B
    6.00% 12/1/15 (MBIA)                               $ 2,500,000   $ 2,616,525
                                                                     -----------
                                                                      29,623,409
                                                                     -----------
Housing Revenue Bonds - 24.71%
  Florida Housing Finance Agency
    (Spinnaker Cove Apartments)
    Series G (LOC First Union
    National Bank of North Carolina)
    6.50% 7/1/36 (AMBAC)(AMT)                              500,000       528,325
Florida Housing Finance Agency
    (Crossings Indian Run Apartments
    HUD Series V) (LOC First Union
    National Bank of North Carolina)
    6.10% 12/1/26 (AMBAC)(AMT)                             750,000       780,705
Florida Housing Finance Agency
    (Landings at Sea Forest
    Apartments)
    Series T (LOC First Union
    National Bank of North Carolina)
    5.85% 12/1/18 (AMBAC)(AMT)                             465,000       482,586
    6.05% 12/1/36 (AMBAC)(AMT)                             700,000       725,326
Florida Housing Finance Agency
    (Leigh Meadows Apartments
    Section 8) Series N (LOC First Union
    National Bank of North Carolina)
    6.20% 9/1/26 (AMBAC)(AMT)                            2,765,000     2,888,706
Florida Housing Finance Agency
    (Mariner Club Apartments)
    Series K-1
    6.25% 9/1/26 (AMBAC)(AMT)                            2,000,000     2,094,480
    6.375% 9/1/36 (AMBAC)(AMT)                           3,500,000     3,680,670
Florida Housing Finance Agency
    (Riverfront Apartments Section 8)
    Series A 6.25% 4/1/37
    (AMBAC)(AMT)                                         1,000,000     1,054,280
Florida Housing Finance Agency
    (Sterling Palms Apartments)
    Series D-1 (LOC First Union
    National Bank of North Carolina)
    6.30% 12/1/16 (AMBAC)(AMT)                           1,000,000     1,058,140
    6.40% 12/1/26 (AMBAC)(AMT)                           1,500,000     1,579,260
    6.50% 6/1/36 (AMBAC)(AMT)                            6,540,000     6,892,963
Florida Housing Finance Agency
    (Woodbridge Apartments) Series L
    6.25% 6/1/36 (AMBAC)(AMT)                            2,000,000     2,089,480
Florida Housing Finance Agency
    (Woodbridge Apartments)
    Series L (LOC First Union
    National Bank of North Carolina)
    6.15% 12/1/26 (AMBAC)(AMT)                           1,750,000     1,826,143

Statements
       of Net Assets (continued)


                                                       Principal        Market
                                                         Amount         Value
 Municipal Bonds (continued)
 Housing Revenue Bonds (continued)
   Florida State Housing Finance Agency
     (Leigh Meadows Apartments Section 8)
     Series N 6.30% 9/1/36
     (AMBAC)(AMT)                                       $2,000,000   $ 2,095,780
                                                                     -----------
                                                                      27,776,844
                                                                     -----------
 Miscellaneous Revenue Bonds - 0.86%
   Florida Municipal Loan Council
     Revenue A 4.75% 11/1/21 (MBIA)                      1,000,000       968,250
                                                                     -----------
                                                                         968,250
                                                                     -----------
 Municipal Variable Rate Demand and Obligation Notes - 8.44%
   +Palm Beach County Florida
     Criminal Justice Facilities Revenue
     Inverse Floater 9.62% 6/1/12 (FGIC)                 7,500,000     9,480,750
                                                                     -----------
                                                                       9,480,750
                                                                     -----------
 Other Revenue Bonds - 3.38%
   New Smyrna Beach Utilities Commission
     6.00% 10/1/13 (FGIC)                                1,000,000     1,041,550
   Orange County Florida Tourist
     Development Revenue Series B
     4.75% 10/1/20 (AMBAC)                               1,000,000       975,240
   Osceola County Celebration
     Community Development District
     Assessment 6.10% 5/1/16 (MBIA)                        665,000       713,678
   Osceola County Enterprise Community
     Development District Special
     Assessment 6.10% 5/1/16 (MBIA)                      1,000,000     1,073,200
                                                                     -----------
                                                                       3,803,668
                                                                     -----------
 Ports & Harbors Revenue Bonds - 0.92%
   Canaveral Port Authority
     6.00% 6/1/12 (FGIC)                                 1,000,000     1,031,160
                                                                     -----------
                                                                       1,031,160
                                                                     -----------
*Pre-Refunded/Escrowed to Maturity Bonds - 11.01%
   Miramar Wastewater
     Improvement Assessment
     6.75% 10/1/25-04 (FGIC)                             2,425,000     2,725,652
   Nassau County Optional Gas Tax
   Fuel Sales Tax 6.00% 3/1/09-02 (FGIC)                 1,000,000     1,020,380
   Palm Beach Solid Waste Authority
     6.00% 12/1/07-02 (MBIA)                             1,000,000     1,054,700
     6.25% 12/1/08-02 (MBIA)                             2,000,000     2,113,160
   Port St Lucie Utility System
     6.00% 9/1/24-04 (FGIC)                              5,000,000     5,464,400
                                                                     -----------
                                                                      12,378,292
                                                                     -----------

                                          Delaware Tax-Free Florida Insured Fund


                                                       Principal      Market
                                                        Amount        Value

  Municipal Bonds (continued)
  Sales Tax Revenue Bonds - 7.94%
     Bay City, Florida Sales Tax Revenues
        4.75% 9/1/23 (FSA)                             $ 3,000,000  $ 2,880,840
     Florida State Department of
        Transportation 5.00%                             2,500,000    2,463,875
        7/1/31 (FGIC)
     Jupiter Sales Tax Revenue
        6.375% 9/1/20 (AMBAC)                            2,500,000    2,551,025
     Marion County Public Improvement
        Sales Tax 6.125%                                 1,000,000    1,021,950
        12/1/08 (MBIA)
                                                                   ------------
                                                                      8,917,690
                                                                   ------------
  Territorial Government
  Obligation Bonds - 0.98%
     Puerto Rico Commonwealth Refunding
       Public Improvement Series A
       5.50% 7/1/19 (MBIA)                               1,000,000    1,102,250
                                                                   ------------
                                                                      1,102,250
                                                                   ------------
  Water & Sewer Revenue Bonds - 4.77%
     Coral Springs Water and Sewer
        Series A 6.00% 9/1/10 (FGIC)                     1,000,000    1,041,690
     Jupiter Water Revenue Series 92A
        6.25% 10/1/12 (AMBAC)                            2,000,000    2,048,840
     Tampa Bay Water Utility Systems
        Revenue - Series B
        5.00% 10/1/31 (FGIC)                             1,150,000    1,133,337
**Tampa Water and Sewer Revenue
        6.00% 10/1/16 (FSA)                              1,000,000    1,141,360
                                                                   ------------
                                                                      5,365,227
                                                                   ------------
  Total Municipal Bonds
     (cost $110,619,544)                                            116,371,648
                                                                   ------------
  Total Market Value of Securities - 103.54%
     (cost $110,619,544)                                            116,371,648
  Liabilities Net of Receivables and
     Other Assets - (3.54%)                                          (3,975,052)
                                                                   ------------
  Net Assets Applicable to 10,089,552
     Shares Outstanding - 100.00%                                  $112,396,596
                                                                   ------------

  Net Asset Value - Delaware Tax-Free
     Florida Insured Fund Class A
     ($107,358,003 / 9,637,334  Shares)                                  $11.14
                                                                         ------
  Net Asset Value - Delaware Tax-Free
     Florida Insured Fund Class B
     ($4,746,569 / 426,004 Shares)                                       $11.14
                                                                         ------
  Net Asset Value - Delaware Tax-Free
     Florida Insured Fund Class C
     ($292,024 / 26,214 Shares)                                          $11.14
                                                                         ------

Statements                                Delaware Tax-Free Florida Insured Fund
       of Net Assets (continued)

Components of Net Assets at February 28, 2002:

Shares of beneficial interest
   (unlimited authorization-- no par)                              $112,596,086
Distributions in excess of net investment income                        (13,673)
Accumulated net realized loss on investments                         (5,937,921)
Net unrealized appreciation of investments                            5,752,104
                                                                   ------------
Total net assets                                                   $112,396,596
                                                                   ------------

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**When-issued security.
 +An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term rates. Interest rate disclosed is in effect as of February 28, 2002.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
Asset Gty - Insured by the Asset Guaranty Insurance Company
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price per Share -
Delaware Tax-Free Florida Insured Fund

  Net asset value Class A (A)                                            $11.14
  Sales charge (3.75% of offering price or 3.86%,
    of amount invested per share) (B)                                      0.43
                                                                         ------
  Offering price                                                         $11.57
                                                                         ------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements
    of Net Assets (continued)

                                                     Principal        Market
                                                       Amount          Value
Municipal Bonds - 98.35%
General Obligation Bonds - 3.22%
  New York City Series C
    5.375% 11/15/27                                   $  450,000      $  452,984
                                                                      ----------
                                                                         452,984
                                                                      ----------
Higher Education Revenue Bonds - 17.16%
  Albany, New York Industrial
    Development Agency
    (Sage Colleges Project)
    Series A 5.30% 4/1/29                                500,000         497,480
  Albany, New York Industrial
    Development Agency Facilities
    (Albany Law School
    Project) Series A
    5.75% 10/1/30 (Asset Gty)                            300,000         319,314
  Amherst, New York Industrial Agency
    Civic Facilities Revenue
    (UBF Faculty Student Housing)
    Series A 5.75% 8/1/30 (AMBAC)                        200,000         217,058
  New York State Dormitory Authority
    Revenue 7.50% 5/15/11                                270,000         322,321
  New York State Dormitory
    Authority Revenue (Pratt Institute)
    6.00% 7/1/20 (Asset Gty)                             500,000         546,875
  Onondaga County Industrial
    Development Agency
    (Le Moyne College) Series A
    5.625% 12/1/21                                       500,000         508,430
                                                                      ----------
                                                                       2,411,478
                                                                      ----------
Hospital Revenue Bonds - 8.41%
  New York State Dormitory Authority
    Revenue (Chapel Oaks) (LOC Allied
    Irish Bank) 5.45% 7/1/26                             450,000         452,210
  New York State Dormitory Authority
    Revenue (Millard Fillmore Hospital)
    5.375% 2/1/32 (AMBAC) (FHA)                          450,000         457,411
  New York State Dormitory Authority
    Revenue Mental Health Series D
    5.90% 2/15/12                                        250,000         272,045
                                                                      ----------
                                                                       1,181,666
                                                                      ----------
Housing Revenue Bonds - 7.54%
  New York State Mortgage Agency
    Revenue (Homeowner Mortgage)
    Series 88 6.25% 4/1/30 (AMT)                       1,000,000       1,059,180
                                                                      ----------
                                                                       1,059,180
                                                                      ----------
Industrial Development Revenue Bonds - 9.61%
  New York City Industrial Development
    (JFK International Airport New York)
    5.50% 7/1/28 (AMT)                                 1,000,000         904,820

                                                 Delaware Tax-Free New York Fund
                                                 February 28, 2002 (Unaudited)


                                                     Principal        Market
                                                       Amount          Value
 Municipal Bonds (continued)
 Industrial Development Revenue Bonds (continued)
  New York City
    Industrial Development Agency
    (Brooklyn Navy Yard Cogen Partners)
    5.75% 10/1/36 (AMT)                               $  450,000      $  445,302
                                                                      ----------
                                                                       1,350,122
                                                                      ----------
 Parking Revenue Bonds - 3.64%
  Albany, New York Parking
    Authority Revenue
    5.625% 7/15/25                                       500,000         510,610
                                                                      ----------
                                                                         510,610
                                                                      ----------
 Power Authority Revenue Bonds - 3.68%
  New York State Energy Research &
    Development Authority Pollution
    Control Revenue
    5.45% 8/1/27 (AMBAC)                                 500,000         517,310
                                                                      ----------
                                                                         517,310
                                                                      ----------
*Pre-Refunded/Escrowed to Maturity Bonds - 5.20%
  New York State Thruway Authority
    Service Contract Revenue Local
    Highway & Bridge 6.25% 4/1/14-05                     500,000         567,030
  NY State Dormitory Authority Revenue
    7.50% 5/15/11-09                                     130,000         163,999
                                                                      ----------
                                                                         731,029
                                                                      ----------
 Recreational Area Revenue Bonds - 3.66%
  Cicero, New York Local Development
    Corporation Revenue
    (Cicero Community Recreation Project)
    Series A 6.75% 5/1/42                                500,000         513,905
                                                                      ----------
                                                                         513,905
                                                                      ----------
 Sales Tax Revenue Bonds - 3.59%
  Schenectady, New York Metroplex
    Development Authority Revenue
    Series A 5.375% 12/15/21                             500,000         504,445
                                                                      ----------
                                                                         504,445
                                                                      ----------
 Territorial Revenue Bonds - 14.38%
  Puerto Rico Commonwealth Highway
    & Transportation Authority Highway
    Revenue Series Y 5.50% 7/1/36                        475,000         492,851
  Puerto Rico Commonwealth Highway
    & Transportation Authority
    Transportation Revenue Series E
    5.50% 7/1/19 (FSA)                                   450,000         496,013
  Puerto Rico Public Buildings Authority
    Guaranteed Education &
    Health Facilities Series M
    5.75% 7/1/15                                       1,000,000       1,030,489
                                                                      ----------
                                                                       2,019,353
                                                                      ----------

Statements
       of Net Assets (continued)

                                                     Principal        Market
                                                       Amount          Value
Municipal Bonds (continued)
Transportation Revenue Bonds - 18.26%
  Metropolitan Transportation Authority
    New York Dedicated Tax Series A
    6.125% 4/1/17 (FGIC)                              $1,000,000     $ 1,128,659
  Metropolitan Transportation Authority
    New York Service Contract
    Commuter Facilities Series 0
    5.75% 7/1/13                                         400,000         453,336
  Triborough Bridge and Tunnel Authority
    Series A 5.00%  1/1/32                             1,000,000         980,930
                                                                     -----------
                                                                       2,562,925
                                                                     -----------

Total Municipal Bonds (cost $13,221,600)                              13,815,007
                                                                     -----------
Total Market Value of Securities - 98.35%
  (cost $13,221,600)                                                  13,815,007
Receivables and Other Assets
  Net of Liabilities - 1.65%                                             232,000
                                                                     -----------
Net Assets Applicable to 1,381,096
  Shares Outstanding - 100.00%                                       $14,047,007
                                                                     ===========

Net Asset Value - Delaware Tax-Free
  New York Fund Class A
  ($10,125,649 / 995,076 Shares)                                          $10.18
                                                                          ------
Net Asset Value - Delaware Tax-Free
  New York Fund Class B
   ($2,783,160 / 273,958 Shares)                                          $10.16
                                                                          ------
Net Asset Value - Delaware Tax-Free
  New York Fund Class C
   ($1,138,198 / 112,062 Shares)                                          $10.16
                                                                          ------

                                                 Delaware Tax-Free New York Fund

Components of Net Assets at February 28, 2002:
Shares of beneficial interest
  (unlimited authorization - no par)                                $13,915,768
Accumulated net realized loss on investments                           (462,168)
Net unrealized appreciation of investments                              593,407
                                                                    -----------
Total net assets                                                    $14,047,007
                                                                    -----------

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
Asset Gty - Insured by the Asset Guaranty Insurance Company
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit

Net Asset Value and Offering Price per Share -
Delaware Tax-Free New York Fund
  Net asset value Class A (A)                                             $10.18
  Sales charge (3.75% of offering price, or 3.93%
    of amount invested per share)(B)                                        0.40
                                                                          ------
Offering price                                                            $10.58
                                                                          ------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

------------------------------------------------------------------------------------------------------------------------------------
Statements
     of Operations                                                                    Six Months Ended February 28, 2002 (Unaudited)


                                                                            Delaware              Delaware              Delaware
                                                                            Tax-Free              Tax-Free              Tax-Free
                                                                          Florida Fund       Florida Insured Fund     New York Fund
Investment Income:
  Interest                                                                 $   430,701           $ 3,144,076           $   376,781
                                                                           -----------           -----------           -----------

Expenses:
  Management fees                                                               43,087               273,834                37,789
  Distribution expense - Class A                                                13,166               130,360                12,455
  Distribution expense - Class B                                                23,025                24,441                13,060
  Distribution expense - Class C                                                 2,543                   850                 5,801
  Dividend disbursing and transfer agent fees and expenses                       5,657                48,644                 7,196
  Registration fees                                                                300                 3,550                 4,227
  Reports and statements to shareholders                                         1,125                 8,689                 1,093
  Accounting and administration expenses                                         4,282                29,842                 3,776
  Custodian fees                                                                   955                 4,333                   964
  Professional fees                                                              2,781                19,727                 2,436
  Taxes (other than taxes on income)                                                50                    --                    --
  Trustees' fees                                                                   739                 2,144                   465
  Other                                                                            594                 4,602                   666
                                                                           -----------           -----------           -----------
                                                                                98,304               551,016                89,928
  Less expenses absorbed or waived                                             (19,487)              (36,684)              (40,587)
  Less expenses paid indirectly                                                   (948)               (3,283)                 (863)
                                                                           -----------           -----------           -----------
  Total expenses                                                                77,869               511,049                48,478
                                                                           -----------           -----------           -----------
Net Investment Income                                                          352,832             2,633,027               328,303
                                                                           -----------           -----------           -----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain on investments                                             157,362               399,221                67,709
  Net change in unrealized appreciation/depreciation of  investments          (265,663)           (1,227,925)             (298,836)
                                                                           -----------           -----------           -----------
Net Realized and Unrealized Loss on Investments                               (108,301)             (828,704)             (231,127)
                                                                           -----------           -----------           -----------
Net Increase in Net Assets Resulting from Operations                       $   244,531           $ 1,804,323           $    97,176
                                                                           ===========           ===========           ===========

See accompanying notes

                                                                 16

------------------------------------------------------------------------------------------------------------------------------------
Statements
       of Changes in Net Assets

                                                         Delaware                     Delaware                     Delaware
                                                   Tax-Free Florida Fund    Tax-Free Florida Insured Fund   Tax-Free New York Fund
                                                   -----------------------  -----------------------------   ----------------------
                                                      Six Months     Year      Six Months       Year       Six Months       Year
                                                        Ended        Ended       Ended          Ended        Ended          Ended
                                                       2/28/02      8/31/01     2/28/02        8/31/01      2/28/02        8/31/01
                                                     (Unaudited)              (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                             $   352,832  $   680,548  $  2,633,027  $  5,463,670  $   328,303   $   613,283
  Net realized gain on investments                      157,362      110,480       399,221       248,460       67,709         7,452
  Net change in unrealized appreciation/
     depreciation of investments                       (265,663)     531,464    (1,227,925)    4,414,914     (298,836)      648,492
                                                    -----------  -----------  ------------  ------------  -----------   -----------
  Net increase in net assets resulting
     from operations                                    244,531    1,322,492     1,804,323    10,127,044       97,176     1,269,227
                                                    -----------  -----------  ------------  ------------  -----------   -----------

Dividends and Distributions to Shareholders from:
  Net investment income:
     Class A                                           (250,502)    (475,686)   (2,542,351)   (5,254,189)    (248,311)     (521,535)
     Class B                                            (92,141)    (185,084)     (100,801)     (207,663)     (55,373)      (78,234)
     Class C                                            (10,189)     (19,778)       (3,548)       (2,089)     (24,619)      (13,514)
                                                    -----------  -----------  ------------  ------------  -----------   -----------
                                                       (352,832)    (680,548)   (2,646,700)   (5,463,941)    (328,303)     (613,283)
                                                    -----------  -----------  ------------  ------------  -----------   -----------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            897,968    2,813,889     4,157,433     3,220,640      677,613       475,768
     Class B                                            152,030    1,326,486       121,004       394,336      365,894     1,537,390
     Class C                                                 --      117,529       236,336            --           --     1,100,260

Net asset value of shares issued upon
  reinvestment of dividends and distributions:
     Class A                                             92,760      162,956       878,131     1,723,858      158,999       338,477
     Class B                                             34,673       66,628        41,397        84,977       23,097        33,306
     Class C                                              4,492        7,169         2,571           433       22,916        10,482
                                                    -----------  -----------  ------------  ------------  -----------   -----------
                                                      1,181,923    4,494,657     5,436,872     5,424,244    1,248,519     3,495,683
                                                    -----------  -----------  ------------  ------------  -----------   -----------
Cost of shares repurchased:
     Class A                                         (1,217,694)  (1,378,278)   (4,239,862)  (12,739,447)    (711,963)   (1,249,190)
     Class B                                           (210,030)    (966,332)     (389,937)     (946,503)     (71,519)     (463,982)
     Class C                                                 --      (63,177)           --            --      (69,800)           --
                                                    -----------  -----------  ------------  ------------  -----------   -----------
                                                     (1,427,724)  (2,407,787)   (4,629,799)  (13,685,950)    (853,282)   (1,713,172)
                                                    -----------  -----------  ------------  ------------  -----------   -----------
Increase (decrease) in net assets derived
  from capital share transactions                      (245,801)   2,086,870       807,073    (8,261,706)     395,237     1,782,511
                                                    -----------  -----------  ------------  ------------  -----------   -----------

Net Increase (Decrease) in Net Assets                  (354,102)   2,728,814       (35,304)   (3,598,603)     164,110     2,438,455

Net Assets:
     Beginning of period                             15,917,368   13,188,554   112,431,900   116,030,503   13,882,897    11,444,442
                                                    -----------  -----------  ------------  ------------  -----------   -----------
     End of period                                  $15,563,266  $15,917,368  $112,396,596  $112,431,900  $14,047,007   $13,882,897
                                                    ===========  ===========  ============  ============  ===========   ===========

See accompanying notes
                                                                 17

Financial
      Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Tax-Free Florida Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months                                  Eight Months
                                                     Ended                Year Ended              Ended              Year Ended
                                                   2/28/02(1)    8/31/01   8/31/00   8/31/99    8/31/98(1)    12/31/97(2)   12/31/96
                                                  (Unaudited)
Net asset value, beginning of period                $10.870      $10.420   $10.530   $11.230     $11.020      $10.520       $10.730

Income (loss) from investment operations:
Net investment income                                 0.254        0.513     0.518     0.532       0.374        0.591         0.550
Net realized and unrealized gain (loss) on
  investments                                        (0.070)       0.450    (0.110)   (0.688)      0.215        0.523        (0.210)
                                                    -------      -------   -------   -------     -------      -------       -------
Total from investment operations                      0.184        0.963     0.408    (0.156)      0.589        1.114         0.380
                                                    -------      -------   -------   -------     -------      -------       -------

Less dividends and distributions from:
Net investment income                                (0.254)      (0.513)   (0.518)   (0.532)     (0.374)      (0.594)       (0.590)
Net realized gain on investments                         --           --        --    (0.012)     (0.005)      (0.020)           --
                                                    -------      -------   -------   -------     -------      -------       -------
Total dividends and distributions                    (0.254)      (0.513)   (0.518)   (0.544)     (0.379)      (0.614)       (0.590)
                                                    -------      -------   -------   -------     -------      -------       -------
Net asset value, end of period                      $10.800      $10.870   $10.420   $10.530     $11.230      $11.020       $10.520
                                                    =======      =======   =======   =======     =======      =======       =======

Total return(3)                                       1.73%        9.48%     4.11%    (1.50%)      5.44%       10.93%         3.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $10,450      $10,747    $8,711   $11,406      $9,988       $7,506        $5,761
Ratio of expenses to average net assets               0.75%        0.75%     0.75%     0.62%       0.55%        0.56%         0.33%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid
  indirectly                                          0.99%        0.97%     1.10%     1.16%       1.10%        1.11%         1.25%
Ratio of net investment income to average
  net assets                                          4.76%        4.84%     5.11%     4.81%       4.92%        5.53%         5.66%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                            4.52%        4.62%     4.76%     4.27%       4.37%        4.98%         4.74%
Portfolio turnover                                      36%          40%       64%       30%         20%          19%           70%

(1) Ratios have been annualized and total return has not been annualized.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advises from Voyager Fund Managers, Inc. to Delaware Management Company.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

See accompanying notes

Financial
      Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Tax-Free Florida Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months                                  Eight Months
                                                     Ended                Year Ended              Ended              Year Ended
                                                   2/28/02(1)    8/31/01   8/31/00   8/31/99    8/31/98(1)    12/31/97(2)   12/31/96
                                                  (Unaudited)
Net asset value, beginning of period                $10.890      $10.430   $10.540   $11.240     $11.030      $10.530       $10.730

Income (loss) from investment operations:
Net investment income                                 0.214        0.434     0.443     0.449       0.318        0.527         0.560
Net realized and unrealized gain (loss) on
  investments                                        (0.070)       0.460    (0.110)   (0.688)      0.215        0.531        (0.200)
                                                    -------      -------   -------   -------     -------      -------       -------
Total from investment operations                      0.144        0.894     0.333    (0.239)      0.533        1.058         0.360
                                                    -------      -------   -------   -------     -------      -------       -------

Less dividends and distributions from:
Net investment income                                (0.214)      (0.434)   (0.443)   (0.449)     (0.318)      (0.538)       (0.560)
Net realized gain on investments                         --           --        --    (0.012)     (0.005)      (0.020)           --
                                                    -------      -------   -------   -------     -------      -------       -------
Total dividends and distributions                    (0.214)      (0.434)   (0.443)   (0.461)     (0.323)      (0.558)       (0.560)
                                                    -------      -------   -------   -------     -------      -------       -------
Net asset value, end of period                      $10.820      $10.890   $10.430   $10.540     $11.240      $11.030       $10.530
                                                    =======      =======   =======   =======     =======      =======       =======

Total return(3)                                       1.35%        8.76%     3.34%    (2.24%)      4.91%       10.35%         3.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $4,597       $4,655    $4,045    $4,468      $3,368       $2,685        $1,635
Ratio of expenses to average net assets               1.50%        1.50%     1.50%     1.37%       1.30%        1.10%         0.76%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid
  indirectly                                          1.74%        1.72%     1.85%     1.91%       1.85%        1.65%         2.00%
Ratio of net investment income to average
  net assets                                          3.99%        4.09%     4.36%     4.06%       4.17%        4.99%         5.23%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                            3.75%        3.87%     4.01%     3.52%       3.62%        4.44%         3.99%
Portfolio turnover                                      36%          40%       64%       30%         20%          19%           70%

(1) Ratios have been annualized and total return has not been annualized.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advises from Voyager Fund Managers, Inc. to Delaware Management Company.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

See accompanying notes

Financial
      Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Tax-Free Florida Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months                                  Eight Months
                                                     Ended                Year Ended              Ended              Year Ended
                                                   2/28/02(1)    8/31/01   8/31/00   8/31/99    8/31/98(1)    12/31/97(2)   12/31/96
                                                  (Unaudited)
Net asset value, beginning of period                $10.880      $10.420   $10.530   $11.240     $11.020      $10.520       $10.730

Income (loss) from investment operations:
Net investment income                                 0.214        0.434     0.446     0.449       0.318        0.511         0.370
Net realized and unrealized gain (loss) on
  investments                                        (0.070)       0.460    (0.110)   (0.698)      0.225        0.521        (0.210)
                                                    -------      -------   -------   -------     -------      -------       -------
Total from investment operations                      0.144        0.894     0.336    (0.249)      0.543        1.032         0.160
                                                    -------      -------   -------   -------     -------      -------       -------

Less dividends and distributions from:
Net investment income                                (0.214)      (0.434)   (0.446)   (0.449)     (0.318)      (0.512)       (0.370)
Net realized gain on investments                         --           --        --    (0.012)     (0.005)      (0.020)           --
                                                    -------      -------   -------   -------     -------      -------       -------
Total dividends and distributions                    (0.214)      (0.434)   (0.446)   (0.461)     (0.323)      (0.532)       (0.370)
                                                    -------      -------   -------   -------     -------      -------       -------
Net asset value, end of period                      $10.810      $10.880   $10.420   $10.530     $11.240      $11.020       $10.520
                                                    =======      =======   =======   =======     =======      =======       =======

Total return(3)                                       1.35%        8.79%     3.38%    (2.33%)       5.01%      10.09%         2.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                $517         $516      $433      $722        $554         $133           $16
Ratio of expenses to average net assets               1.50%        1.50%     1.50%     1.37%       1.30%        1.31%         1.15%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid
  indirectly                                          1.74%        1.72%     1.85%     1.91%       1.85%        1.86%         2.00%
Ratio of net investment income to average
  net assets                                          3.99%        4.09%     4.36%     4.06%       4.17%        4.78%         4.83%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                            3.75%        3.87%     4.01%     3.52%       3.62%        4.23%         3.98%
Portfolio turnover                                      36%          40%       64%       30%         20%          19%           70%

(1) Ratios have been annualized and total return has not been annualized.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advises from Voyager Fund Managers, Inc. to Delaware Management Company.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

See accompanying notes

Financial
      Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Delaware Tax-Free Florida Insured Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months                                  Eight Months
                                                     Ended                Year Ended              Ended              Year Ended
                                                   2/28/02(1)    8/31/01   8/31/00   8/31/99    8/31/98(1)    12/31/97(2)   12/31/96
                                                  (Unaudited)
Net asset value, beginning of period                $11.230      $10.770   $10.750   $11.370     $11.240      $10.710       $10.940

Income (loss) from investment operations:
Net investment income                                 0.267        0.527     0.525     0.537       0.355        0.548         0.530
Net realized and unrealized gain (loss) on
  investments                                        (0.090)       0.460    (0.020)   (0.620)      0.130        0.536        (0.230)
                                                    -------      -------   -------   -------     -------      -------       -------
Total from investment operations                      0.177        0.987     0.545    (0.083)      0.485        1.084         0.300
                                                    -------      -------   -------   -------     -------      -------       -------

Less dividends and distributions from:
Net investment income                                (0.267)      (0.527)   (0.525)   (0.537)     (0.355)      (0.554)       (0.530)
                                                    -------      -------   -------   -------     -------      -------       -------
Total dividends and distributions                    (0.267)      (0.527)   (0.525)   (0.537)     (0.355)      (0.554)       (0.530)
                                                    -------      -------   -------   -------     -------      -------       -------
Net asset value, end of period                      $11.140      $11.230   $10.770   $10.750     $11.370      $11.240       $10.710
                                                    =======      =======   =======   =======     =======      =======       =======

Total return(3)                                       1.63%        9.39%     5.29%    (0.83%)      4.38%       10.42%         2.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)            $107,358     $107,365  $110,708  $125,838    $146,659     $162,097      $192,171
Ratio of expenses to average net assets               0.90%        0.90%     0.91%     0.85%       0.87%        0.79%         0.73%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid
  indirectly                                          0.97%        0.97%     1.01%     0.85%       1.05%        0.85%         0.96%
Ratio of net investment income to average
  net assets                                          4.84%        4.81%     4.98%     4.77%       4.72%        5.07%         5.02%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                            4.77%        4.74%     4.88%     4.77%       4.54%        5.01%         4.79%
Portfolio turnover                                      15%          12%       56%       25%         13%          15%           57%

(1) Ratios have been annualized and total return has not been annualized.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advises from Voyager Fund Managers, Inc. to Delaware Management Company.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

See accompanying notes

Financial
      Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Delaware Tax-Free Florida Insured Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months                                  Eight Months
                                                     Ended                Year Ended              Ended              Year Ended
                                                   2/28/02(1)    8/31/01   8/31/00   8/31/99    8/31/98(1)    12/31/97(2)   12/31/96
                                                  (Unaudited)
Net asset value, beginning of period                $11.230      $10.770   $10.750   $11.370     $11.230      $10.710       $10.940

Income (loss) from investment operations:
Net investment income                                 0.224        0.443     0.448     0.452       0.299        0.477         0.480
Net realized and unrealized gain (loss) on
  investments                                        (0.090)       0.460     0.016    (0.620)      0.139        0.523        (0.230)
                                                    -------      -------   -------   -------     -------      -------       -------
Total from investment operations                      0.134        0.903     0.464    (0.168)      0.438        1.000         0.250
                                                    -------      -------   -------   -------     -------      -------       -------

Less dividends and distributions from:
Net investment income                                (0.224)      (0.443)   (0.444)   (0.452)     (0.298)      (0.480)       (0.480)
                                                    -------      -------   -------   -------     -------      -------       -------
Total dividends and distributions                    (0.224)      (0.443)   (0.444)   (0.452)     (0.298)      (0.480)       (0.480)
                                                    -------      -------   -------   -------     -------      -------       -------
Net asset value, end of period                      $11.140      $11.230   $10.770   $10.750     $11.370      $11.230       $10.710
                                                    =======      =======   =======   =======     =======      =======       =======

Total return(3)                                       1.22%        8.56%     4.50%    (1.58%)      3.95%        9.58%         2.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $4,747       $5,014    $5,272    $4,799      $4,202       $3,943        $3,222
Ratio of expenses to average net assets               1.65%        1.65%     1.66%     1.60%       1.62%        1.46%         1.24%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid
  indirectly                                          1.72%        1.72%     1.76%     1.60%       1.80%        1.52%         1.72%
Ratio of net investment income to average
  net assets                                          4.07%        4.06%     4.23%     4.02%       3.97%        4.40%         4.51%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                            4.00%        3.99%     4.13%     4.02%       3.79%        4.34%         4.03%
Portfolio turnover                                      15%          12%       56%       25%         13%          15%           57%

(1) Ratios have been annualized and total return has not been annualized.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advises from Voyager Fund Managers, Inc. to Delaware Management Company.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

See accompanying notes

Financial
      Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------
                                                   Delaware Tax-Free Florida Insured Fund Class C
--------------------------------------------------------------------------------------------------
                                                                                       Period from
                                                   Six Months                          1/8/99(1,2)
                                                     Ended          Year Ended             to
                                                   2/28/02(1)    8/31/01   8/31/00      8/31/99
                                                  (Unaudited)
Net asset value, beginning of period                $11.240      $10.780   $10.760       $11.370

Income (loss) from investment operations:
Net investment income                                 0.226        0.443     0.454         0.286
Net realized and unrealized gain (loss) on
  investments                                        (0.100)       0.460     0.010        (0.610)
                                                    -------      -------   -------       -------
Total from investment operations                      0.126        0.903     0.464        (0.324)
                                                    -------      -------   -------       -------

Less dividends and distributions from:
Net investment income                                (0.226)      (0.443)   (0.444)       (0.286)
                                                    -------      -------   -------       -------
Total dividends and distributions                    (0.226)      (0.443)   (0.444)       (0.286)
                                                    -------      -------   -------       -------
Net asset value, end of period                      $11.140      $11.240   $10.780       $10.760
                                                    =======      =======   =======       =======

Total return(3)                                       1.15%        8.45%     4.49%        (2.91%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                $292          $53       $51          $107
Ratio of expenses to average net assets               1.65%        1.65%     1.66%         1.60%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid
  indirectly                                          1.72%        1.72%     1.76%         1.60%
Ratio of net investment income to average
  net assets                                          4.11%        4.06%     4.23%         4.02%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                            4.04%        3.99%     4.13%         4.02%
Portfolio turnover                                      15%          12%       56%           25%

(1) Ratios have been annualized and total return has not been annualized.

(2) Shares of Delaware Tax-Free Florida Insured Fund Class C were initially offered on September 29, 1997. On or about September 29, 1997, Class C sold shares, which were subsequently repurchased on December 18, 1997. There were no shares sold or outstanding from December 19, 1997 through January 7, 1999. Shareholder data for Class C for the period September 29, 1997 through December 18, 1997 are not disclosed because Management does not believe them to be meaningful.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

See accompanying notes

Financial
      Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Delaware Tax-Free New York Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Three
                                                 Six Months                                 Eight Months     Year        Months
                                                   Ended               Year Ended              Ended         Ended       Ended
                                                 2/28/02(1)   8/31/01   8/31/00   8/31/99    8/31/98(1)    12/31/97(2)  12/31/96(3)
                                                (Unaudited)
Net asset value, beginning of period              $10.350      $9.820    $9.880   $10.670     $10.640      $10.690       $10.720

Income (loss) from investment operations:
Net investment income                               0.250       0.523     0.535     0.523       0.362        0.603         0.120
Net realized and unrealized gain (loss) on
  investments                                      (0.170)      0.530    (0.060)   (0.766)      0.040        0.128         0.010
                                                  -------     -------   -------   -------     -------      -------       -------
Total from investment operations                    0.080       1.053     0.475    (0.243)      0.402        0.731         0.130
                                                  -------     -------   -------   -------     -------      -------       -------

Less dividends and distributions from:
Net investment income                              (0.250)     (0.523)   (0.535)   (0.523)     (0.362)      (0.606)       (0.120)
Net realized gain on investments                       --          --        --    (0.024)     (0.010)      (0.175)       (0.040)
                                                  -------     -------   -------   -------     -------      -------       -------
Total dividends and distributions                  (0.250)     (0.523)   (0.535)   (0.547)     (0.372)      (0.781)       (0.160)
                                                  -------     -------   -------   -------     -------      -------       -------
Net asset value, end of period                    $10.180     $10.350    $9.820    $9.880     $10.670      $10.640       $10.690
                                                  =======     =======   =======   =======     =======      =======       =======

Total return(4)                                     0.82%      11.03%     5.09%    (2.44%)      3.85%        7.09%         1.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $10,126     $10,169   $10,082   $10,580      $9,978       $9,563       $10,044
Ratio of expenses to average net assets             0.50%       0.50%     0.50%     0.66%       1.00%        1.00%         0.97%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid
  indirectly                                        1.09%       1.02%     1.25%     1.19%       1.15%        1.39%         1.12%
Ratio of net investment income to average
  net assets                                        5.00%       5.23%     5.58%     4.99%       5.12%        5.66%         5.31%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                          4.41%       4.71%     4.83%     4.46%       4.97%        5.27%         5.16%
Portfolio turnover                                    34%         27%       34%       21%         21%          30%            5%


                                                          Year
                                                          Ended
                                                         9/30/96

Net asset value, beginning of period                    $10.870

Income (loss) from investment operations:
Net investment income                                     0.550
Net realized and unrealized gain (loss) on
  investments                                            (0.130)
                                                        -------
Total from investment operations                          0.420
                                                        -------

Less dividends and distributions from:
Net investment income                                    (0.550)
Net realized gain on investments                         (0.020)
                                                        -------
Total dividends and distributions                        (0.570)
                                                        -------
Net asset value, end of period                          $10.720
                                                        =======

Total return(4)                                           3.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $10,548
Ratio of expenses to average net assets                   1.34%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid
  indirectly                                              1.55%
Ratio of net investment income to average
  net assets                                              5.14%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                                4.93%
Portfolio turnover                                          12%

(1) Ratios have been annualized and total return has not been annualized.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advises from Voyager Fund Managers, Inc. to Delaware Management Company.

(3) Effective November 16, 1996, the Fund's shareholders approved a change of investment advisor from Fortis Advisors, Inc. to Voyager Fund Managers, Inc. Ratios have been annualized and total return has not been annualized.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

See accompanying notes

Financial
      Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Delaware Tax-Free New York Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Three
                                                 Six Months                                 Eight Months     Year        Months
                                                   Ended               Year Ended              Ended         Ended       Ended
                                                 2/28/02(1)   8/31/01   8/31/00   8/31/99    8/31/98(1)    12/31/97(2)  12/31/96(3)
                                                (Unaudited)
Net asset value, beginning of period              $10.330      $9.810    $9.860   $10.650     $10.610      $10.650       $10.690

Income (loss) from investment operations:
Net investment income                               0.212       0.448     0.462     0.445       0.311        0.524         0.100
Net realized and unrealized gain (loss) on
  investments                                      (0.170)      0.520    (0.050)   (0.766)      0.049        0.136            --
                                                  -------     -------   -------   -------     -------      -------       -------
Total from investment operations                    0.042       0.968     0.412    (0.321)      0.360        0.660         0.100
                                                  -------     -------   -------   -------     -------      -------       -------

Less dividends and distributions from:
Net investment income                              (0.212)     (0.448)   (0.462)   (0.445)     (0.310)      (0.525)       (0.100)
Net realized gain on investments                       --          --        --    (0.024)     (0.010)      (0.175)       (0.040)
                                                  -------     -------   -------   -------     -------      -------       -------
Total dividends and distributions                  (0.212)     (0.448)   (0.462)   (0.469)     (0.320)      (0.700)       (0.140)
                                                  -------     -------   -------   -------     -------      -------       -------
Net asset value, end of period                    $10.160     $10.330    $9.810    $9.860     $10.650      $10.610       $10.650
                                                  =======     =======   =======   =======     =======      =======       =======

Total return(4)                                     0.44%      10.12%     4.41%    (3.18%)      3.44%        6.39%         0.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)            $2,783      $2,507    $1,297    $1,435        $469         $167          $254
Ratio of expenses to average net assets             1.25%       1.25%     1.25%     1.41%       1.75%        1.75%         1.87%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid
  indirectly                                        1.84%       1.77%     2.00%     1.94%       1.90%        2.14%         2.00%
Ratio of net investment income to average
  net assets                                        4.23%       4.48%     4.83%     4.24%       4.37%        4.91%         4.43%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                          3.64%       3.96%     4.08%     3.71%       4.22%        4.52%         4.30%
Portfolio turnover                                    34%         27%       34%       21%         21%          30%            5%


                                                          Year
                                                          Ended
                                                         9/30/96

Net asset value, beginning of period                    $10.840

Income (loss) from investment operations:
Net investment income                                     0.470
Net realized and unrealized gain (loss) on
  investments                                            (0.130)
                                                        -------
Total from investment operations                          0.340
                                                        -------

Less dividends and distributions from:
Net investment income                                    (0.470)
Net realized gain on investments                         (0.020)
                                                        -------
Total dividends and distributions                        (0.490)
                                                        -------
Net asset value, end of period                          $10.690
                                                        =======

Total return(4)                                           3.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $448
Ratio of expenses to average net assets                   2.09%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid
  indirectly                                              2.30%
Ratio of net investment income to average
  net assets                                              4.39%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                                4.18%
Portfolio turnover                                          12%

(1) Ratios have been annualized and total return has not been annualized.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advises from Voyager Fund Managers, Inc. to Delaware Management Company.

(3) Effective November 16, 1996, the Fund's shareholders approved a change of investment advisor from Fortis Advisors, Inc. to Voyager Fund Managers, Inc. Ratios have been annualized and total return has not been annualized.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

See accompanying notes

Financial
      Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Delaware Tax-Free New York Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Three
                                                 Six Months                                 Eight Months     Year        Months
                                                   Ended               Year Ended              Ended         Ended       Ended
                                                 2/28/02(1)   8/31/01   8/31/00   8/31/99    8/31/98(1)    12/31/97(2)  12/31/96(3)
                                                (Unaudited)
Net asset value, beginning of period              $10.330      $9.800    $9.860   $10.640     $10.610      $10.660       $10.700

Income (loss) from investment operations:
Net investment income                               0.212       0.449     0.462     0.445       0.308        0.522         0.100
Net realized and unrealized gain (loss) on
  investments                                      (0.170)      0.530    (0.060)   (0.756)      0.042        0.128            --
                                                  -------     -------   -------   -------     -------      -------       -------
Total from investment operations                    0.042       0.979     0.402    (0.311)      0.350        0.650         0.100
                                                  -------     -------   -------   -------     -------      -------       -------

Less dividends and distributions from:
Net investment income                              (0.212)     (0.449)   (0.462)   (0.445)     (0.310)      (0.525)       (0.100)
Net realized gain on investments                       --          --        --    (0.024)     (0.010)      (0.175)       (0.040)
                                                  -------     -------   -------   -------     -------      -------       -------
Total dividends and distributions                  (0.212)     (0.449)   (0.462)   (0.469)     (0.320)      (0.700)       (0.140)
                                                  -------     -------   -------   -------     -------      -------       -------
Net asset value, end of period                    $10.160     $10.330    $9.800    $9.860     $10.640      $10.610       $10.660
                                                  =======     =======   =======   =======     =======      =======       =======

Total return(4)                                     0.44%      10.23%     4.31%    (3.08%)      3.35%        6.29%         0.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)            $1,138      $1,206       $66      $112         $58          $56           $53
Ratio of expenses to average net assets             1.25%       1.25%     1.25%     1.41%       1.75%        1.75%         1.84%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid
  indirectly                                        1.84%       1.77%     2.00%     1.94%       1.90%        2.14%         2.00%
Ratio of net investment income to average
  net assets                                        4.23%       4.48%     4.83%     4.24%       4.37%        4.91%         4.45%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                          3.64%       3.96%     4.08%     3.71%       4.22%        4.52%         4.29%
Portfolio turnover                                    34%         27%       34%       21%         21%          30%            5%


                                                          Year
                                                          Ended
                                                         9/30/96

Net asset value, beginning of period                    $10.850

Income (loss) from investment operations:
Net investment income                                     0.470
Net realized and unrealized gain (loss) on
  investments                                            (0.130)
                                                        -------
Total from investment operations                          0.340
                                                        -------

Less dividends and distributions from:
Net investment income                                    (0.470)
Net realized gain on investments                         (0.020)
                                                        -------
Total dividends and distributions                        (0.490)
                                                        -------
Net asset value, end of period                          $10.700
                                                        =======

Total return(4)                                           3.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                     $52
Ratio of expenses to average net assets                   2.09%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid
  indirectly                                              2.30%
Ratio of net investment income to average
  net assets                                              4.39%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                                4.18%
Portfolio turnover                                          12%

(1) Ratios have been annualized and total return has not been annualized.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advises from Voyager Fund Managers, Inc. to Delaware Management Company.

(3) Effective November 16, 1996, the Fund's shareholders approved a change of investment advisor from Fortis Advisors, Inc. to Voyager Fund Managers, Inc. Ratios have been annualized and total return has not been annualized.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

See accompanying notes

Notes                                              February 28, 2002 (Unaudited)
   to Financial Statements

Voyageur Mutual Funds (the "Trust") is organized as a Delaware Business trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free Minnesota High-Yield Fund, Delaware Tax-Free National High-Yield Fund, and Delaware Tax-Free New York Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts business trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to the Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and the Delaware Tax-Free New York Fund (the "Fund" or collectively, as the "Funds"). The Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 3.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Delaware Tax-Free Florida Fund and the Delaware Tax-Free Florida Insured Fund is to seek as high a level of current income exempt from federal income tax and the Florida state intangibles tax, as is consistent with preservation of capital. The investment objective of the Delaware Tax-Free New York Fund is to seek as high a level of current income exempt from federal income tax and the New York state personal income tax, as is consistent with preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available, are valued at fair value as determined in good faith under the direction of each Funds' Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting -- Investment income and common expenses are allocated to the various classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts (and market premiums) are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain from investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly." The amount of these expenses for the period ended February 28, 2002 were as follows:

                               Delaware        Delaware           Delaware
                               Tax-Free        Tax-Free           Tax-Free
                               Florida      Florida Insured       New York
                                 Fund            Fund               Fund
                            -------------  -----------------    ------------
Commission
 reimbursements                 $189            $1,323              $166

Earnings credits                 759             1,960               697

Notes
   to Financial Statements (continued)

2. Investment Management Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:


                                   Delaware Tax-Free       Delaware Tax-Free      Delaware Tax-Free
                                       Florida              Florida Insured           New York
                                         Fund                     Fund                  Fund
                                   -----------------       -----------------      -----------------
On the first $500 million               0.55%                     0.50%                 0.55%
On the next $500 million                0.50%                     0.475%                0.50%
On the next $1.5 billion                0.45%                     0.45%                 0.45%
In excess of $2.5 billion               0.425%                    0.425%                0.425%


DMC has elected to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2002 as shown below:


                                   Delaware Tax-Free       Delaware Tax-Free      Delaware Tax-Free
                                       Florida              Florida Insured           New York
                                         Fund                     Fund                  Fund
                                   -----------------       -----------------      -----------------
The operating expense
  limitation as a percentage
  of average daily net assets
  (per annum)                            0.50%                   0.65%                  0.25%


The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement, each Fund pays Delaware Distributors, L.P.
(DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares for each Fund.

On February 28, 2002, each Fund had payables to affiliates as follows:


                                       Delaware Tax-Free       Delaware Tax-Free      Delaware Tax-Free
                                           Florida              Florida Insured           New York
                                             Fund                     Fund                  Fund
                                       -----------------       -----------------      -----------------
Investment Management fees
   payable to DMC                           $3,381                  $36,917                 $     --

Dividend disbursing, transfer agent
   fees, accounting services and other
   expenses payable to DSC                   1,194                   10,334                    1,418

Other expenses payable to
   DMC and affiliates                        8,252                   28,827                    6,126

Receivable from DMC under
   expense limitation agreement                 --                       --                      764


Notes
   to Financial Statements (continued)

2. Investment Management Administration Agreements and Other Transactions with Affiliates (continued)

For the period ended February 28, 2002, DDLP earned commissions on sales of Class A shares for each Fund as follows:


                                   Delaware Tax-Free       Delaware Tax-Free      Delaware Tax-Free
                                       Florida              Florida Insured           New York
                                         Fund                     Fund                  Fund
                                   -----------------       -----------------      -----------------
                                       $2,168                    $2,380                $1,008


Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Funds. These officers and trustees are paid no compensation by the Funds.

3. Investments
During the period ended February 28, 2002, the Funds made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:


                                   Delaware Tax-Free       Delaware Tax-Free      Delaware Tax-Free
                                       Florida              Florida Insured           New York
                                         Fund                     Fund                  Fund
                                   -----------------       -----------------      -----------------
Purchases                              $5,512,463              $21,866,987           $5,064,497
Sales                                   5,993,730               16,144,106            4,620,825


At February 28, 2002, the cost of investments and unrealized appreciation (depreciation) for federal income taxes for each Fund were as follows:


                                   Delaware Tax-Free       Delaware Tax-Free      Delaware Tax-Free
                                       Florida              Florida Insured           New York
                                         Fund                     Fund                  Fund
                                   -----------------       -----------------      -----------------
Cost of investments                   $14,428,743             $110,619,544           $13,221,600
                                      ===========             ============           ===========
Aggregate unrealized
   appreciation                       $   746,770             $  5,814,728           $   668,680

Aggregate unrealized
   depreciation                            (6,457)                 (62,624)              (75,273)
                                      -----------             ------------           -----------
Net unrealized appreciation
   (depreciation)                     $   740,313             $  5,752,104           $   593,407
                                      ===========             ============           ===========


For federal income tax purposes, the Funds had accumulated capital losses as of August 31, 2001, which may be carried forward and applied against future capital gains. Such capital loss carry forward amounts will expire as follows:


                                   Delaware Tax-Free       Delaware Tax-Free      Delaware Tax-Free
                                       Florida              Florida Insured           New York
Year of Expiration                       Fund                     Fund                  Fund
------------------                 -----------------       -----------------      -----------------
2003                                    $     --                $5,087,101             $     --
2004                                          --                   735,445                   --
2007                                      17,781                        --                   --
2008                                     327,067                   507,694               20,074
2009                                     643,118                        --              484,035
                                        --------                ----------             --------

Total                                   $987,966                $6,330,240             $504,109
                                        ========                ==========             ========

Notes
   to Financial Statements (continued)

4. Capital Shares
Transactions in capital shares were as follows:


                                                  Delaware Tax-Free Florida Fund      Delaware Tax-Free Florida Insured Fund
                                                  ------------------------------      --------------------------------------
                                                   Six Months          Year             Six Months                 Year
                                                     Ended             Ended              Ended                    Ended
                                                    2/28/02           8/31/01            2/28/02                  8/31/01
                                                  (Unaudited)                          (Unaudited)
Shares sold:
  Class A                                            84,108            267,115            374,935                  294,909
  Class B                                            14,009            124,580             10,938                   35,673
  Class C                                                --             11,041             21,267                        -

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                             8,621             15,374             79,157                  157,254
  Class B                                             3,218              6,278              3,730                    7,754
  Class C                                               417                675                232                       39
                                                   --------           --------           --------               ----------
                                                    110,373            425,063            490,259                  495,629
                                                   --------           --------           --------               ----------
Shares repurchased:
  Class A                                          (113,477)          (130,192)          (380,750)              (1,164,917)
  Class B                                           (19,682)           (91,077)           (35,185)                 (86,232)
  Class C                                                 -             (5,900)                 -                        -
                                                   --------           --------           --------               ----------
                                                   (133,159)          (227,169)          (415,935)              (1,251,149)
                                                   --------           --------           --------               ----------
Net increase (decrease)                             (22,786)           197,894             74,324                 (755,520)
                                                   ========           ========           ========               ==========


                                                 Delaware Tax-Free New York Fund
                                                 -------------------------------
                                                   Six Months          Year
                                                     Ended             Ended
                                                    2/28/02           8/31/01
                                                  (Unaudited)
Shares sold:
  Class A                                            67,232             47,354
  Class B                                            36,118            153,810
  Class C                                                 -            109,046

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                            15,735             33,819
  Class B                                             2,290              3,330
  Class C                                             2,272              1,037
                                                   --------           --------
                                                    123,647            348,396
                                                   --------           --------
Shares repurchased:
  Class A                                           (70,359)          (125,006)
  Class B                                            (7,101)           (46,754)
  Class C                                            (6,980)                 -
                                                   --------           --------
                                                    (84,440)          (171,760)
                                                   --------           --------
Net increase                                         39,207            176,636
                                                   ========           ========


Notes
   to Financial Statements (continued)

5. Lines of Credit
Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding at February 28, 2002 or at any time during the period.

6. Credit and Market Risk
The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

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                                       32

Delaware Investments
       Family of Funds

--------------------------------------------------------------------------------
Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial advisor. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

Growth-Equity Group
Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Technology and Innovation Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

Value-Equity Group
Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund
Delaware REIT Fund
Delaware Small Cap Value Fund

International Group
(DIAL-Delaware International Advisers Ltd.)
Delaware Emerging Markets Fund
Delaware International Small Cap Value Fund
Delaware International Value Equity Fund
  (formerly Delaware International Equity Fund)

Blend Mutual Funds
Delaware Balanced Fund
Delaware Core Equity Fund
  (formerly Delaware Growth Stock Fund)
Delaware Devon Fund
Delaware Social Awareness Fund
Delaware Foundation Funds
  Balanced Portfolio
  Growth Portfolio
  Income Portfolio

Fixed Income Group
Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Limited-Term Government Fund
Delaware Strategic Income Fund

Money Market
Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

Municipal (National Tax-Exempt)
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Municipal (State-Specific Tax-Exempt)
Delaware Tax-Free Arizona Fund
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free California Insured Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                           Affiliated Officers                       Contact Information
Walter P. Babich                            Charles E. Haldeman, Jr.                  Investment Manager
Board Chairman                              Chairman                                  Delaware Management Company
Citadel Constructors, Inc.                  Delaware Investments Family of Funds      Philadelphia, PA
King of Prussia, PA                         Philadelphia, PA
                                                                                      International Affiliate
David K. Downes                             William E. Dodge                          Delaware International Advisers Ltd.
President and Chief Executive Officer       Executive Vice President and              London, England
Delaware Investments Family of Funds        Chief Investment Officer, Equity
Philadelphia, PA                            Delaware Investments Family of Funds      National Distributor
                                            Philadelphia, PA                          Delaware Distributors, L.P.
John H. Durham                                                                        Philadelphia, PA
Private Investor                            Jude T. Driscoll
Gwynedd Valley, PA                          Executive Vice President and              Shareholder Servicing, Dividend
                                            Head of Fixed Income                      Disbursing and Transfer Agent
Anthony D. Knerr                            Delaware Investments Family of Funds      Delaware Service Company, Inc.
Consultant                                  Philadelphia, PA                          2005 Market Street
Anthony Knerr & Associates                                                            Philadelphia, PA 19103-7094
New York, NY                                Richard J. Flannery
                                            President and Chief Executive Officer     For Shareholders
Ann R. Leven                                Delaware Distributors, L.P.               800 523-1918
Former Treasurer                            Philadelphia, PA
National Gallery of Art                                                               For Securities Dealers and
Washington, DC                                                                        Financial Institutions
                                                                                      Representatives Only
Thomas F. Madison                                                                     800 362-7500
President and Chief Executive Officer
MLM Partners, Inc.                                                                    Website
Minneapolis, MN                                                                       www.delawareinvestments.com

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN


(5816)                                                        Printed in the USA
SA-FLNY [2/02] BUR 4/02                                       (J8012/EXP: 10/02)